DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)							3 Months Ended		10 Months Ended	12 Months Ended
	Aug. 23, 2023	Feb. 13, 2023	Nov. 22, 2022	Aug. 03, 2022	Dec. 07, 2021	Nov. 23, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Feb. 21, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, date of incorporation							Mar. 08, 2021			Mar. 08, 2021
Sale of stock, price per share										$ 10.45
Proceeds from initial public offering									$ 197,498,815
Offering costs									582,540
Deferred underwriting commissions						$ 5,999,964		$ 5,999,964	5,999,964
Warrants price per share						$ 11.50	$ 0.01			$ 0.01
Transaction costs						$ 9,351,106
Underwriting fees						2,499,985
Sale of stock consideration on transaction, fair value						268,617
Other offering costs						582,540
Ownership interest							50.00%			50.00%
Net Assets							$ 5,000,001			$ 5,000,001
Investment of cash in trust account							$ 580,000		$ 202,998,782	2,999,982
Dissolution expenses										$ 100,000
Offering price							$ 10.00			$ 10.00
Cash							$ 141,549			$ 271,467
Working capital							3,121,260			$ 2,488,340
Dissolution expenses							$ 100,000
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trust account deposit											$ 290,000
Subsequent Event [Member] | Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trust account deposit											$ 290,000
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued						25,100
Notes issued						$ 400,000
Business Combination Agreement [Member] | Seamless Group Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment of cash in trust account			$ 2,999,982
Business Combination Agreement [Member] | FINTECH Merger Sub-Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering price				$ 10.00
Business combination, consideration transferred				$ 400,000,000
Common stock stated value per share				$ 0.0001
Transaction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, price per share							$ 10.15			$ 10.15
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, price per share		$ 10.49					12.00			12.00
Common stock stated value per share							0.0001		$ 0.0001	0.0001
Redeem shares issued		10,415,452
Redeem shares issued, amount		$ 109,310,000
Redeem shares issued, trust amount		$ 100,590,000
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Redeem shares issued	10,415,452
Redemption price	$ 10.49
Redeem shares issued, amount	$ 109,310,000
Common Class A [Member] | Subsequent Event [Member] | Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trust account deposit	$ 100,590,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, price per share						$ 10.15	10.15			10.15
Proceeds from initial public offering						$ 202,998,782
Offering price							$ 10.15			$ 10.15
IPO [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued					$ 25,100
Notes issued					$ 400,000
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, new issues						19,999,880
Sale of stock, price per share						$ 10.00
Proceeds from initial public offering						$ 199,998,800
Offering costs						9,351,106
Deferred underwriting commissions						$ 5,999,964
Warrants price per share						$ 11.50
Underwriting fees						$ 2,499,985
Sale of stock consideration on transaction, fair value						268,617
Other offering costs						$ 582,540
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, new issues						2,608,680
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, shares						7,796,842	7,796,842			7,796,842
Warrants price per share						$ 1.00	$ 1.00			$ 1.00
Proceeds from warrants						$ 7,796,842	$ 7,796,842			$ 7,796,842